Long-Term Debt, net - JOLCO Facilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Mar. 02, 2026	Dec. 31, 2025
Credit Facilities Summary Table
Long-term debt		$ 262,800
JOLCO Facilities
Credit Facilities Summary Table
Long-term debt	$ 732,725		$ 79,806
Phoebe
Credit Facilities Summary Table
Maximum facility amount	80,000
Long-term debt	78,600
Greenhouse
Credit Facilities Summary Table
Maximum facility amount	80,000
Long-term debt	79,100
Interasia Accelerate
Credit Facilities Summary Table
Maximum facility amount	85,500
Long-term debt	84,500
Interasia Amplify
Credit Facilities Summary Table
Maximum facility amount	85,500
Long-term debt	84,500
Catherine C
Credit Facilities Summary Table
Maximum facility amount	100,000
Long-term debt	99,400
Greenland
Credit Facilities Summary Table
Maximum facility amount	100,000
Long-term debt	99,600
Greenville
Credit Facilities Summary Table
Maximum facility amount	103,500
Long-term debt	103,500
Greenfield
Credit Facilities Summary Table
Maximum facility amount	103,500
Long-term debt	103,500
CV5900-09
Credit Facilities Summary Table
Maximum facility amount	68,000
C7100-9
Credit Facilities Summary Table
Maximum facility amount	84,000
Hull No.C7100-10
Credit Facilities Summary Table
Maximum facility amount	$ 84,000